Law Offices

Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Ave. NW, Suite 500

Washington, DC 20036

(202) 822-9611

Direct Dial – (202) 419-8402

1933 Act Rule 497(c)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

November 2, 2017

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Bridgeway Funds, Inc.

Rule 497(j) filing

SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 53 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically via EDGAR on October 25, 2017.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman

Christopher Zimmerman